SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS, NET (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years	5 years